INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area
A.     Revenues by Geographic Area - as Percentage of Total Revenue

Years ended December 31, 2024, 2023 and 2022:

Details	2024	2023	2022
USA	42%	46%	49%
Japan	16	17	16
Asia (other than Japan)	33	27	26
Europe	9	10	9
Total	100%	100%	100%

Schedule of Long-Lived Assets by Geographic Area
B.     Long-Lived Assets by Geographic Area

Substantially all of Tower’s long-lived assets are located in Israel, substantially all of TSNB’s and TSSA’s long-lived assets are located in the United States, substantially all of TPSCo’s long-lived assets are located in Japan and substantially all of TSIT’s long-lived assets are located in Italy.

As of December 31, 2024 and 2023:

Details	2024	2023
Israel	$279,023	$254,868
United States	322,947	250,560
Europe	452,557	371,583
Japan	232,095	278,918
	$1,286,622	$1,155,929

Schedule Of Accounts Receivable Balance By Major Customers Table Text Block
D.     Major Customers - as Percentage of Total Revenue

Years ended December 31, 2024, 2023 and 2022:

Details	2024	2023	2022
Customer A	13%	14%	14%
Customer B	11	9	9
Other customers *	16	21	24

*
Represents aggregated revenue to three customers that accounted for between 3% and 9% of total revenue during 2024, to three customers that accounted for between 3% and 9% of total revenue during 2023, and to four customers that accounted for between 4% and 8% of total revenue during 2022.